Mining concessions, development costs, property, plant and equipment, net	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of property, plant and equipment [text block]
11.	Mining concessions, development costs, property, plant and equipment, net
(a)	Below is presented the movement in cost:

	Balance as of January 1, 2016	Additions	Disposals	Sales	Reclassifications of assets held for sale	Reclassifications and transfers	Balance as of December 31, 2016	Additions	Disposals	Sales	Reclassifications and transfers	Balance as of December 31, 2017
	US$(000)	US$(000)	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Lands	22,454	162	-	(6)	78	270	22,958	-	-	-	(268)	22,690
Mining concessions	198,009	-	-	-	-	-	198,009	2	-	(15,000)	(31,138)	151,873
Development costs	541,763	82,865	-	-	31,192	(3,428)	652,392	69,335	-	(10,107)	431	712,051
Buildings, constructions and other	1,018,956	581	-	(20)	10,458	79,192	1,109,167	835	(387)	(28,751)	198,387	1,279,251
Machinery and equipment	827,225	46,152	(6,569)	(2,844)	9,425	112,643	986,032	2,579	(3,749)	(50,097)	(5,742)	929,023
Transportation units	10,649	174	(341)	(396)	357	(27)	10,416	11	(190)	(1,079)	788	9,946
Furniture and fixtures	13,429	89	(61)	(88)	359	319	14,047	31	(157)	(487)	468	13,902
Units in transit	26,291	15,797	-	-	-	(12,037)	30,051	2,822	-	-	(28,124)	4,749
Work in progress	68,123	210,915	(352)	-	1,037	(173,935)	105,788	173,333	-	(190)	(177,809)	101,122
Stripping activity asset (e)	106,838	17,631	-	-	-	(2)	124,467	18,282	(13,573)	-	1,271	130,447
Mine closure costs	187,603	34,532	-	-	25,754	-	247,889	10,594	-	(17,195)	-	241,288
	3,021,340	408,898	(7,323)	(3,354)	78,660	2,995	3,501,216	277,824	(18,056)	(122,906)	(41,736)	3,596,342
Accumulated depreciation and amortization:
Mining concessions	77,450	16	-	-	-	-	77,466	8	-	(13,845)	(23,390)	40,239
Development costs	199,211	18,225	-	-	25,596	(1,396)	241,636	30,886	-	(7,910)	(241)	264,371
Buildings, construction and other	381,441	65,050	-	(9)	8,598	598	455,678	73,314	(115)	(28,208)	6,168	506,837
Machinery and equipment	475,941	81,753	(5,378)	(827)	6,640	(68)	558,061	74,744	(2,662)	(41,595)	(6,099)	582,449
Transportation units	7,932	1,103	(250)	(365)	358	14	8,792	837	(114)	(1,057)	(68)	8,390
Furniture and fixtures	7,577	1,156	(60)	(22)	319	202	9,172	1,109	(152)	(236)	(13)	9,880
Stripping activity asset	12,916	5,813	-	-	-	-	18,729	16,343	-	-	6,623	41,695
Mine closure costs	99,993	22,417	-	-	19,335	(470)	141,275	25,254	-	(8,408)	-	158,121
	1,262,461	195,533	(5,688)	(1,223)	60,846	(1,120)	1,510,809	222,495	(3,043)	(101,259)	(17,020)	1,611,982
Provision for impairment of long-lived assets:
Mine closure costs	4,080	-	-	-	6,910	-	10,990	17,916	-	(8,785)	-	20,121
Development costs	3,803	-	-	-	5,684	-	9,487	2,864	-	(2,198)	-	10,153
Mining concessions, development costs, property, plant and other	3,372	-	-	-	6,533	-	9,905	840	-	(6,214)	-	4,531
	11,255	-	-	-	19,127	-	30,382	21,620	-	(17,197)	-	34,805

Net cost	1,747,624						1,960,025					1,949,555

(b)	Impairment of long-lived assets
In accordance with its accounting policies and processes, each asset or CGU is evaluated annually at year end, to determine whether there are any indications of impairment. If any such indications of impairment exist, a formal estimate of the recoverable amount is performed.

In assessing whether impairment is required, the carrying value of the asset or CGU is compared with its recoverable amount. The recoverable amount is the higher of the CGU’s fair value less costs of disposal (FVLCD) and value in use (VIU). Given the nature of the Group’s activities, information on the fair value of an asset is usually difficult to obtain unless negotiations with potential purchasers or similar transactions are taking place. Consequently, the recoverable amount for each CGU is estimated based on discounted future estimated cash flows expected to be generated from the continued use of the CGUs using market based commodity price and exchange assumptions, estimated quantities of recoverable minerals, production levels, operating costs and capital requirements, and its eventual disposal, based on the latest life of mine (LOM) plans. These cash flows were discounted using a real pre-tax discount rate that reflected current market assessments of the time value of money and the risks specific to the CGU.

The estimates of quantities of recoverable minerals, production levels, operating costs and capital requirements are obtained from the planning process, including the LOM plans, one-year budgets and CGU-specific studies.

During 2017, the subsidiary La Zanja recorded an impairment loss related to its mining property for US$21,620,000. The principal factor in the impairment loss was the depletion of its reserves.

As a result of the sale of the mining units of Breapampa and Recuperada, as well as the sale of the assets of the Shila Paula mining unit, the Group recorded in 2017 a reversal of impairment losses by US$7.4 million, US$7.1 million and US$2.7 million, respectively, see note 1(e).

During 2016, the Group recorded an impairment loss with respect to its Shila-Paula mining unit for US$2,043,000. As a result of the recoverable amount analysis performed as of December 31, 2015, the Group recognized impairment losses for its mining units La Zanja by US$3,803,000 and Breapampa by US$7,452,000.

Key assumptions
The determination of value in use is most sensitive to the following key assumptions:

-	Production volumes
-	Commodity prices
-	Discount rate

Production volumes: Estimated production volumes are based on detailed life-of-mine plans and take into account development plans for the mines agreed by management as part of planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mines are computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Group’s process for the estimation of proved and probable reserves and resource estimates.

Commodity prices: Forecast commodity prices are based on management’s estimates and are derived from forward price curves and long-term views of global supply and demand, building on past experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied. These prices are reviewed at least annually.

Estimates prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

	2018		2019 - 2022
	US$		US$

Gold	1,300.00	/Oz	1,300.00	/Oz
Silver	17.00	/Oz	18.00	/Oz
Copper	6,000.00	/MT	6,000.00	/MT
Lead	2,250.00	/MT	2,250.00	/MT
Zinc	2,750.00	/MT	2,600.00	/MT

Discount rate: In calculating the value in use, pre-tax discount rates of 8.33%, 9.30% and 5.89% were applied to the pre-tax cash flows of Buenaventura, El Brocal and La Zanja, respectively. These discount rates are derived from the Group’s post-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on its interest bearing borrowings the Group is obliged to service. The beta factors are evaluated annually based on publicly available market data.

(c)
The book value of assets held under finance leases, and assets under trustworthy equity, amounted to US$522.0 million as of December 31, 2017 (US$524.6 million as of December 31, 2016) and is presented in various items of property, plant and equipment. During the year 2017 and 2016 no acquisitions of assets under lease agreements were made. Leased assets are pledged as security for the related finance lease liabilities.

(d)
The amount of capitalized finance costs during the year 2017 was US$6.3 million (US$7.5 million during the year 2016) and is presented under investing activities in the consolidated statements of cash flows. The average rate used to determine the financial cost to be capitalized was 4.19 percent (3.52 percent during the year 2016).

(e)
In mid-2016, a landslide occurred in the west wall of the Tajo Norte; consequently, it was decided not to mine this area due to stability and operational design issues. According to the distribution of reserves, this area (Phase 10) contained 5.5 MT of ore and 9.2 MT of waste valued at US$13,573,000, which were withdrawn from the reserves.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of property, plant and equipment [text block]
10.	Property, plant and equipment, net

(a)	Below is presented the movement in cost:

	Opening				Final
	balance	Additions	Sales and disposals	Transfer/Other changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2017
Cost-
Land	9,459	-	-	-	9,459
Land improvements	36,454	-	-	-	36,454
Building and constructions	236,551	-	(42)	61,289	297,798
Machinery and equipment	379,164	-	(92,299)	-	286,865
Leach pads	1,670,835	-	-	51,951	1,722,786
Vehicles	11,024	-	-	-	11,024
Furniture and fixtures	2,556	-	-	-	2,556
Other equipment	57,773	-	-	-	57,773
Work in progress	483,225	51,624	-	(134,439)	400,410
Mining rights	37,521	-	-	-	37,521
Asset retirement and mine closure	409,797	97,326	-	-	507,123
Stripping activity asset	148,487	-	-	-	148,487
Mine development	701,156	-	-	21,199	722,355
	4,184,002	148,950	(92,341)	-	4,240,611

Accumulated depreciation and amortization
Land improvements	35,053	90	-	-	35,143
Building and constructions	235,340	5,020	(12)	-	240,348
Machinery and equipment	329,965	8,431	(88,421)	-	249,975
Leach pads	1,588,205	33,061	-	-	1,621,266
Vehicles	11,003	21	-	-	11,024
Furniture and fixtures	2,556	-	-	-	2,556
Other equipment	55,645	269	-	-	55,914
Mining rights	29,457	-	-	-	29,457
Asset retirement and mine closure	337,173	19,172	-	-	356,345
Stripping activity asset	142,170	1,082	-	-	143,252
Mine development	622,604	16,846	-	-	639,450
	3,389,171	83,992	(88,433)	-	3,384,730
Net cost	794,831				855,881

	Opening			Transfer/Other	Impairment	Final
	balance	Additions	Sales and disposals	changes	loss	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2016
Cost-
Land	11,521	-	-	201	(2,263)	9,459
Land improvements	41,909	-	-		(5,455)	36,454
Building and constructions	274,262	-	(26,410)	26,396	(37,697)	236,551
Machinery and equipment	511,942	-	(125,064)	22,865	(30,579)	379,164
Leach pads	1,890,823	-		15,276	(235,264)	1,670,835
Vehicles	15,198	-	(4,168)		(6)	11,024
Furniture and fixtures	2,556	-	-	-	-	2,556
Other equipment	60,462	353	-	217	(3,259)	57,773
Work in progress	476,353	78,609	-	(70,282)	(1,455)	483,225
Mining rights	49,544	-	(3,113)		(8,910)	37,521
Asset retirement and mine closure	452,145	351,798	-		(394,146)	409,797
Stripping activity asset	157,048	26,148	-		(34,709)	148,487
Mine development	814,563	-	-	5,079	(118,486)	701,156
	4,758,326	456,908	(158,755)	(248)	(872,229)	4,184,002

Accumulated depreciation and amortization
Land improvements	35,266	298	-	(511)	-	35,053
Building and constructions	196,515	61,530	(22,705)	-	-	235,340
Machinery and equipment	429,910	12,230	(112,175)	-	-	329,965
Leach pads	1,565,508	22,697	-	-	-	1,588,205
Vehicles	14,620	2,735	(6,352)	-	-	11,003
Furniture and fixtures	2,547	9	-	-	-	2,556
Other equipment	53,964	1,681	-	-	-	55,645
Mining rights	29,457	-	-	-	-	29,457
Asset retirement and mine closure	318,405	18,768	-	-	-	337,173
Stripping activity asset	138,178	3,992	-	-	-	142,170
Mine development	613,646	8,447	-	511	-	622,604
	3,398,016	132,387	(141,232)	-	-	3,389,171
Net cost	1,360,310					794,831

Additions to work in progress in 2017 are primarily related to the Water treatment project and Yanacocha Laybacks Checkpoint 2A and Asset Componentization project.

The depreciation and amortization expense for the year ended December 31, 2017 was recorded as Cost applicable to sales in the statement of comprehensive income.

(b)	Impairment of long-lived assets -
In accordance with its accounting policies and processes, each asset or Cash Generating Unit “CGU” is evaluated annually at year end, to determine whether there are any indications of impairment. If any such indications of impairment exist, a formal estimate of the recoverable amount is performed. The Company has two CGU: Yanacocha mine and Conga project.

In December 2017, the Company performed a formal evaluation of its cash generating units and concluded that there were no impairment indicators at December 31, 2017.

In December 2016, the Company determined that an impairment indicator existed as a result of the updated long-term mining and closure plans and the related increases in estimated future closure costs that resulted in the increase to the asset retirement cost asset. As a result of the recoverable amount analysis performed during 2016, the Company recorded an impairment loss related to Yanacocha mine of US$889.5 million (US$872.2 million and US$17.3 million related to property, plant and equipment and intangible assets, respectively).

In assessing whether impairment was required, the carrying value of the asset or CGU was compared with its recoverable amount. The recoverable amount is the higher of the CGU’s fair value less costs of disposal (FVLCD) and value in use (VIU). Given the nature of the Company’s activities, information on the fair value of an asset is usually difficult to obtain unless negotiations with potential purchasers or similar transactions are taking place. Consequently, the recoverable amount for each CGU was estimated based on estimated discounted future estimated cash flows expected to be generated from the continued use of the CGUs using market based commodity price and exchange assumptions, estimated quantities of recoverable minerals, production levels, operating costs and capital requirements, and its eventual disposal, based on the latest life of mine (LOM) plans. These cash flows were discounted using a real pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU.

Estimates included quantities of recoverable minerals, production levels, operating costs and capital requirements and sourced from out planning process, including the LOM plans, one-year budgets and CGU-specific studies.

Key assumptions used for the impairment testing as of December 31, 2016:

The determination of value in use was most sensitive to the following key assumptions:
-	Production volumes
-	Commodity prices
-	Discount rate

Production volumes: Estimated production volumes are based on detailed life-of-mine plans and take into account development plans for the mines agreed by management as part of planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mines were computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Company’s process for the estimation of proved and probable reserves and resource estimates.

Commodity prices: Forecasted commodity prices were based on management’s estimates and were derived from forward price curves and long-term views of global supply and demand, building on past experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied.

Estimated prices for the current and long-term periods that have were used to estimate future revenues were as follows:

	Current	Long-term
	US$	US$

Gold (per ounce)	1,221	1,300

Discount rate: In calculating the value in use, a pre-tax discount rate of 7.1% was applied to the pre-tax cash flows. This discount rate was derived from the Company’s post-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of property, plant and equipment [text block]
8.	Property, plant and equipment, net

The changes in cost and accumulated depreciation accounts as of December 31, 2017 are shown below:

	January 1,					December 31,					December 31,
	2016	Additions	Adjustments	Disposals	Transfers	2016	Additions	Adjustments	Disposals	Transfers	2017
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	20,384	-	-	-	3,299	23,683	-	-	-	784	24,467
Buildings and other constructions	2,202,122	-	(11,114)	(5,633)	191,586	2,376,961	-	(13,532)	(1,169)	7,782	2,370,042
Machinery and equipment	4,203,431	-	11,114	(4,427)	232,062	4,442,180	-	13,532	(4,540)	102,336	4,553,508
Transportation units	19,627	-	-	(730)	213	19,110	-	-	(261)	1,708	20,557
Furniture and fixtures	950	-	-	(1)	-	949	-	-	-	-	949
Other equipment	24,728	-	-	(1,065)	1,008	24,671	-	-	(34)	340	24,977
Construction in progress and in-transit units	362,058	154,876	-	-	(428,168)	88,766	173,845	-	-	(112,950)	149,661	(a)
Stripping activity asset (see Note 2(j))	263,498	61,261	-	-	-	324,759	153,623	-	-	-	478,382
Asset retirement costs (see Note 12(b)	149,724	3,743	(16,091)	-	-	137,376	2,661	(3,710)	-	-	136,327
	7,246,522	219,880	(16,091)	(11,856)	-	7,438,455	330,129	(3,710)	(6,004)	-	7,758,870

Accumulated depreciation
Buildings and other constructions	60,903	88,925	(30)	(4,936)	-	144,862	86,391	(457)	(1,169)	-	229,627
Machinery and equipment	966,525	275,388	30	(3,964)	-	1,237,979	283,250	457	(4,349)	-	1,517,337
Transportation units	9,723	1,828	-	(686)	-	10,865	1,593	-	(237)	-	12,221
Furniture and fixtures	777	26	-	(1)	-	802	32	-	-	-	834
Other equipment	12,582	2,423	-	(1,052)	-	13,953	2,474	-	(27)	-	16,400
Stripping activity asset	111,552	97,513	-	-	-	209,065	76,262	-	-	-	285,327
Asset retirement costs	7,171	6,018	-	-	-	13,189	5,511	-	-	-	18,700
	1,169,233	472,121	-	(10,639)	-	1,630,715	455,513	-	(5,782)	-	2,080,446

Net cost	6,077,289					5,807,740					5,678,424

(a)
As of December 31, 2017 construction in progress relates to the tailing cyclone relocation (US$47.5 million), mine maintenance truck shop (US$38.4 million) and the purchase of used Komatsu 930E haul trucks from PT Freeport Indonesia (related party) (US$17.1 million).